Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of the income tax expense (benefit) for continuing operations are as follows (in thousands):

	Year ended December 31,
	2021	2020	2019
Current expense (benefit):
Federal	$—	$—	$—
State	17	14	5

	17	14	5

Deferred expense (benefit):
Federal	(6,756)	(3,662)	(2,779)
State	(569)	(2,523)	3,336

	(7,325)	(6,185)	557

Income tax expense (benefit)	$(7,308)	$(6,171)	$562

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of income tax expense (benefit) from continuing operations to the amount computed by applying the statutory federal income tax rate to the net loss from continuing operations is summarized as follows (in thousands):

	Year ended December 31,
	2021	2020	2019
Tax at federal statutory rate	$(7,214)	$(4,983)	$(2,736)
State, net of federal benefit	(350)	(188)	(207)
Contingent liabilities	(168)	(12)	(172)
Share-based compensation	1,143	1,253	847
Research and development credits	(1,064)	(573)	—
Change in uncertain tax positions	119	(6)	—
State tax rate change	37	(1,596)	2,840
Change in valuation allowance	228	—	—
Other	(39)	(66)	(10)

	$(7,308)	$(6,171)	$562

Schedule of Deferred Tax Assets and Liabilities
We offset all deferred tax assets and liabilities by jurisdiction, as well as any related valuation allowance, and present them on our consolidated balance sheet as a non-current
deferred income tax asset or liability (as applicable). Deferred tax assets (liabilities) are comprised of the following:

	December 31,
	2021	2020
Deferred assets:
Net operating loss carryforwards	$6,618	$4,492
Research credit carryforwards	2,803	1,991
Stock compensation	1,703	1,373
Deferred revenue	1,768	772
Operating lease liabilities	3,088	577
Other	1,488	1,015
Valuation allowance for deferred tax assets	(526)	(403)

Net deferred tax assets	$16,942	$9,817
Deferred tax liabilities:
Identified intangibles	(35,114)	(37,479)
Operating lease assets	(2,973)	(560)
Other	(817)	(703)

Net deferred tax liabilities	$(38,904)	$(38,742)

Deferred income taxes, net	$(21,962)	$(28,925)

Schedule of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns Roll Forward
A reconciliation of the amount of unrecognized tax benefits at December 31, 2021, 2020 and 2019 is as follows (in thousands):

	Year ended December 31,
	2021	2020	2019
Balance at beginning of year	$766	$589	$556
Additions based on tax positions related to the current year	128	94	—
Additions for tax positions of prior years	—	87	33
Reductions for tax positions in prior years	—	(4)	—

Balance at end of year	$894	$766	$589